SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)									1 Months Ended		12 Months Ended
	Aug. 29, 2023	Jun. 28, 2023	Aug. 04, 2022	Aug. 02, 2022	Jul. 26, 2022	Jun. 30, 2022	Jun. 06, 2022	May 24, 2022	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023	Jul. 11, 2022	May 10, 2022	Mar. 30, 2022	Dec. 09, 2020	Jul. 15, 2020	Jun. 13, 2018
Class of Stock [Line Items]
Common stock, shares authorized											500,000,000	500,000,000
Common stock, par value											$ 0.01	$ 0.01
Closing price per share		$ 1.01
Closing purchase price		42,000,000
Statutory reserves
Capital contributions											$ 37,567,299	7,908,957	12,830,780
Equity Incentive Plan 2020 [Member]
Class of Stock [Line Items]
Ordinary shares issued											600,000					10		6,000,000
Shares price											$ 0.01					$ 0.001		$ 0.001
Share consolidation																1
Consolidation shares price																$ 0.01
Blue Hat P R C [Member]
Class of Stock [Line Items]
Paid-in-capital and statutory reserve											$ 83,955,324	46,388,025	38,479,068
Statutory reserves											$ 0	$ 0	$ 60,922
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Total consideration						$ 10,000,000
Ordinary shares issued															500,000				94,429
Shares price									$ 0.001						$ 0.01
Ordinary shares price															$ 3.60
Ordinary shares exercised			108,714	100,933	60,845
Exercise price			$ 2.24	$ 2.51	$ 2.65				$ 0.70
Warrants issued																			300,000
Reverse stock split									1-for-10 reverse split
Additional warrant amount									$ 283,425
Securities Purchase Agreement [Member] | F And P Capital Management Company Limited [Member]
Class of Stock [Line Items]
Total consideration										$ 2,800,000
Sale of ordinary shares										4,000,000
Sale of stock price										$ 0.01
Consulting Service Agreement [Member]
Class of Stock [Line Items]
Ordinary shares issued	300,000																3,000,000
Shares price								$ 0.001
Ordinary shares price														$ 0.01			$ 0.001
Aggregate shares issued																	5,000,000
Restricted ordinary shares								8,000,000
Number of common shares issued														500,000
Business operations period	6 months
Diamond Purchase Agreement [Member]
Class of Stock [Line Items]
Diamonds value		$ 31,079,929
Purchase of ordinary shares		42,000,000
Purchase price per share		$ 0.71
Total aggregate consideration		$ 29,820,000
Diamond Purchase Agreement [Member] | Alpha Infinity Fintech Inc [Member]
Class of Stock [Line Items]
Ordinary shares price		$ 0.01
Diamonds value		$ 25,472,904
Cash payment for diamond		1,300,000
Diamond Purchase Agreement [Member] | Fujian Blue Sea Resting Sun Science And Technology Limited [Member]
Class of Stock [Line Items]
Diamonds value		$ 5,607,025
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized																				500,000,000
Common stock, par value																				$ 0.01
Shares for reverse split							35,641,462
Requested shares							3,572,818
Additional shares issued							8,762
Ordinary Shares [Member] | Consulting Service Agreement [Member]
Class of Stock [Line Items]
Shares price								$ 0.001
Restricted ordinary shares								2,800,000
Ordinary Shares 1 [Member] | Consulting Service Agreement [Member]
Class of Stock [Line Items]
Shares price								$ 0.001
Restricted ordinary shares								2,600,000